Distribution To Shareholders	12 Months Ended
Dec. 31, 2022
Distribution To Shareholders [Abstract]
Distribution To Shareholders
15.	DISTRIBUTION TO SHAREHOLDERS
On March 19, 2020, the Company declared a special cash dividend in the amount of US$0.76 per ADS, or US$0.38 per ordinary share. US$158,649 (RMB1,123,983) cash dividend was paid in
April 2020
to shareholders of record at the close of business on April 8, 2020. The ex-dividend
date was April 7, 2020. The cash dividend was recorded as a reduction of retained earnings.
On March 25, 2021, the Company declared a special cash dividend in the amount of US$0.64 per ADS, or US$0.32 per ordinary share. US$132,032 (RMB852,743) cash dividend was paid in April 2021 to shareholders of record at the close of business on April 13, 2021. The ex-dividend
date was April 12, 2021. The cash dividend was recorded as a reduction of retained earnings.
On March 24, 2022, the Company declared a special cash dividend in the amount of US$0.64 per ADS, or US$0.32 per ordinary share. US$127,262 (RMB840,997) cash dividend was paid in April 2022 to shareholders of record at the close of business on April 13, 2022. The ex-dividend
date was April 12, 2022. The cash dividend was recorded as a reduction of retained earnings.